Lease (Details) - Schedule of Minimum Future Annual Payments under Non-Cancellable Leases	Dec. 31, 2022 USD ($)
Schedule of Minimum Future Annual Payments Under Non Cancellable Leases [Abstract]
2023	$ 374,478
2024	389,613
2025	348,837
2026	56,916
2027
Total future minimum lease payments, undiscounted	1,169,844
Less: Imputed interest	8,703
Present value of future minimum lease payments	$ 1,161,141